                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-4586

Date of fiscal year end: July 31st

Date of reporting period: August 1, 2003 - July 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   [PICTURE]




                                                                   JULY 31, 2004




                        THE HARTFORD
                        INCOME SHARES FUND, INC.
                                  ----------------------------------------------
                                  Annual Report





                                                [THE HARTFORD MUTUAL FUNDS LOGO]

THE HARTFORD INCOME SHARES FUND, INC. ANNUAL REPORT
 CONTENTS
 LETTER TO SHAREHOLDERS                                                       1
 SCHEDULE OF INVESTMENTS                                                      2
 STATEMENT OF ASSETS AND
  LIABILITIES                                                                 6
 STATEMENT OF OPERATIONS                                                      6
 STATEMENTS OF CHANGES IN NET
  ASSETS                                                                      7
 NOTES TO FINANCIAL STATEMENTS                                                8
 REPORT OF INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM                                                     11
 DIRECTORS AND OFFICERS                                                      12

- TOLL-FREE PERSONAL ASSISTANCE



  -Customer Service



  -(888) 843-7824



  - 7:00 a.m. to 6:00 p.m. CT,
   Monday thru Thursday
   7:00 a.m. to 5:00 p.m. CT, Friday

- TOLL-FREE INFORMATION LINE



  - For daily account balances, transaction activity or net asset value information

  -(888) 843-7824 x14344

  -24 hours a day

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the period July 1, 2003 to June 30, 2004 is available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

HOW TO USE THIS REPORT
For a quick overview of the Fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the Fund invests, and the pie chart shows a breakdown of the Fund's assets by sector. Additional information concerning Fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in The Hartford Income Shares Fund, Inc. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.
 HIGHLIGHTS

                                                           THE HARTFORD
                                                        INCOME SHARES FUND,
                                                               INC.
                                                        -------------------
  JULY 31, 2004
  TOTAL NET ASSETS (000'S OMITTED)...................        $102,993
  MARKET PRICE PER SHARE.............................        $   7.33
  SHARES OUTSTANDING (000'S OMITTED).................          12,986
  FOR THE YEAR ENDED JULY 31, 2004:
  NET ASSET VALUE PER SHARE:
    Beginning of year................................        $   7.63
    End of year......................................        $   7.93
  DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Total dividends paid (000's Omitted).............        $  7,173
    Dividends per share..............................        $   0.55

 MONTHLY DIVIDENDS PAID

  DATE                                                            AMOUNT
  ----                                                         ------------
  August 2003...............................................   0.046 Income
  September 2003............................................   0.046 Income
  October 2003..............................................   0.046 Income
  November 2003.............................................   0.046 Income
  December 2003.............................................   0.046 Income
  January 2004..............................................   0.046 Income
  February 2004.............................................   0.046 Income
  March 2004................................................   0.046 Income
  April 2004................................................   0.046 Income
  May 2004..................................................   0.046 Income
  June 2004.................................................   0.046 Income
  July 2004.................................................   0.046 Income

PORTFOLIO COMPOSITION BY SECTOR AS
OF 7/31/2004

(PORTFOLIO COMPOSITION PIE CHART)

                               CORPORATE BONDS                                                                   ASSET BACKED
CORPORATE BONDS - INVESTMENT   -NON-INVESTMENT             CASH                               U.S. GOVERNMENT   AND COMMERCIAL
GRADE                               GRADE         EQUIVALENTS/RECEIVABLES   U.S. TREASURIES      AGENCIES          MORTGAGE
----------------------------   ---------------    -----------------------   ---------------   ---------------   --------------
68.8                                25.90                   2.20                 1.00              0.80              0.80


CORPORATE BONDS - INVESTMENT
GRADE                           COMMON STOCK
----------------------------    ------------
68.8                                0.50



TOP 10 HOLDINGS AS OF 7/31/2004

                                                                      Percent of
Bonds                                                                 Net Assets
--------------------------------------------------------------------------------
 1. Ford Motor Co. (7.45%) 2031                                             3.7%
 2. Farmers Exchange Capital (7.20%) 2048                                   2.8%
 3. General Motors Acceptance Corp.
    (8.00%) 2031                                                            2.6%
 4. Time Warner Entertainment Co. L. P.
    (8.375%) 2033                                                           2.1%
 5. Tele-Communications, Inc.
    (9.80%) 2012                                                            1.8%
 6. News America Holdings, Inc.
    (8.875%) 2023                                                           1.8%
 7. AT&T Wireless Services, Inc.
    (8.75%) 2031                                                            1.8%
 8. AT&T Corp. (8.75%) 2031                                                 1.7%
 9. Union Carbide Corp. (7.75%) 2096                                        1.7%
10. Columbia Energy Group (7.62%) 2025                                      1.5%

HOW DID THE FUND PERFORM?

The Hartford Income Shares Fund, Inc. placed in the 27th percentile of its Lipper peer group (at NAV) for the 12 months ended July 31, 2004, with a net return of 11.69% at net asset value and 12.75% at market versus the 8.97% return at net asset value of the Lipper BBB-Rated Corporate Debt Closed-End Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

For the one year period, the Fund generated 680 basis points of out-performance relative to its benchmark, the Lehman Aggregate Index. The most significant contribution to performance was the Fund's overweight to investment grade and high yield corporate debt. As measured by the Lehman Broad High Yield Index, the high yield market generated slightly over 13% of total return in the last year, easily outpacing the Lehman Aggregate's total return of 4.84% during the same period. While the performance of investment grade corporates was not nearly as dramatic as high yield, the Fund's concentration in the automotive sector in investment grade corporates made a significant contribution to its total return. The rally in these areas reflected the improving corporate credit fundamentals experienced over the past year. This is evidenced by the fact that the second quarter of 2004 represented the fourth consecutive quarter that year-over-year earnings increases for the S&P 500 exceeded 20% (only the second time in 25 years that this has occurred). For many corporations, free cash flow relative to debt and overall cash balances are also at levels not experienced in many years. Reflective of this underlying improvement in fundamentals, the trailing 12 month default rate on high yield corporate issuers compiled by Moody's Investor Services has fallen to 2.9% (having peaked at 10.7% in January 2002), the first dip below 3% for a trailing 12 month period since 1999.

The Fund's underweight to mortgage-backed securities was the largest detriment to performance. Given the extreme volatility in interest rates over the last year and the related concerns over how swings in mortgage pre-payments will affect securities' valuations, we have generally avoided this sector. We did not feel that the yields offered on mortgage-backed securities were compensation enough for these risks.

We have purchased a number of longer-dated securities in order to pick up greater yield. As a result, the Fund's net asset value is more sensitive to movements in interest rates and yield spreads than its benchmark. We have been working to bring the portfolio's duration down over the last year in an effort to reduce our sensitivity to a rising rate environment. In addition, the high yield allocation is at its maximum, in part, because interest rate sensitivity tends to play a smaller role in the valuation of these securities relative to other fixed income alternatives.

WHAT IS YOUR OUTLOOK?

In light of the Fund's yield orientation, our focus remains on the high yield and investment grade corporate sectors, as the incremental yield offered by these sectors is generally significantly higher than many of the other fixed income alternatives. We currently remain comfortable with corporate fundamentals and the technical picture has seldom been more supportive. We do, however, have some concerns. Among our chief concerns for investment grade bonds, (apart from macro considerations such as spiking oil prices and the related issue of softer economic growth), is the potential for equity-oriented activities, such as dividend increases, share repurchase programs and leveraged buy-outs, to begin to erode corporate credit quality. In addition, the high yield sector has experienced a significant amount of new issuance over the last two years, which gives rise to the potential that credit-underwriting standards have been compromised and setting the stage for an increase in defaults when these loans become "seasoned" two to three years hence.

In an effort to diversify our holdings, we have had some small measure of success in finding attractive investments in asset-backed securities (ABS) and Treasury Inflation Protected Securities (TIPS). We will continue to look for other diversification opportunities in the context of the yield requirements of the portfolio.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2004
(000's Omitted)

ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES - 0.8%
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            FINANCE - 0.4%
 $  365     AQ Finance CEB Trust, FRN, Ser 2003-CE1A 8-25-2033 (f)(h)...   BBB           $   361
            TRANSPORTATION - 0.4%
    500     Delta Air Lines, Inc., 7.57%, Series 2000-1, Class A-2
            5-18-2012...................................................   BBB-              452
                                                                                         -------
            TOTAL ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES (COST
            $872).......................................................                 $   813
                                                                                         =======

CORPORATE BONDS: INVESTMENT GRADE - 68.8%
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            BASIC MATERIALS - 5.1%
 $  500     Newmont Mining Corp., 8.625%, 5-15-2011.....................   BBB           $   613
    250     Noranda, Inc., 8.375%, 2-15-2011 (d)........................   BBB-              286
    300     Olin Corp., 9.125%, 12-15-2011..............................   BBB-              365
    685     Phelps Dodge Corp., 8.75%, 6-1-2011.........................   BBB-              819
    250     Phelps Dodge Corp., 9.50%, 6-1-2031.........................   BBB-              344
  2,000     Union Carbide Corp., 7.75%, 10-1-2096.......................   BBB-            1,725
  1,000     Westvaco Corp., 8.20%, 1-15-2030............................   BBB             1,142
                                                                                         -------
                                                                                           5,294
                                                                                         -------
            CAPITAL GOODS - 1.5%
    170     Briggs & Stratton Corp., 8.875%, 3-15-2011..................   BBB-              199
  1,250     Tyco International Group S.A., 7.00%, 6-15-2028.............   BBB             1,343
                                                                                         -------
                                                                                           1,542
                                                                                         -------
            CONSUMER CYCLICAL - 10.7%
  1,000     Albertson's, Inc., 8.70%, 5-1-2030..........................   BBB             1,231
  1,000     Federated Department Stores, Inc., 8.50%, 6-1-2010..........   BBB+            1,207
  4,000     Ford Motor Co., 7.45%, 7-16-2031............................   BBB-            3,804
  1,000     Ford Motor Co., 7.70%, 5-15-2097............................   BBB-              913
  1,000     General Motors Corp., 8.25%, 7-15-2023......................   BBB             1,039
  1,000     General Motors Corp., 8.375%, 7-15-2033.....................   BBB             1,045
    500     May Department Stores Co., 8.50%, 6-1-2019..................   BBB               607
  1,000     TRW, Inc., 7.75%, 6-1-2029..................................   BBB             1,179
                                                                                         -------
                                                                                          11,025
                                                                                         -------
            ENERGY - 6.9%
    850     Burlington Resources, Inc., 9.125%, 10-1-2021...............   BBB+            1,105
  1,500     Columbia Energy Group, 7.62%, Ser G 11-28-2025..............   BBB             1,579
  1,000     ConocoPhillips Holding Co., 6.95%, 4-15-2029................   A-              1,113
    750     Halliburton Co., 5.625%, 12-1-2008..........................   BBB               775
  1,000     Occidental Petroleum Corp., 8.45%, 2-15-2029................   BBB+            1,291
  1,000     Valero Energy Corp., 8.75%, 6-15-2030.......................   BBB             1,262
                                                                                         -------
                                                                                           7,125
                                                                                         -------
            FINANCE - 15.4%
    200     Aon Corp., 8.205%, 1-1-2027.................................   BBB               222
    500     Bombardier Capital, Inc., 6.125%, 6-29-2006 (d)(f)..........   BBB-              499
    500     Bombardier Capital, Inc., 7.45%, 5-1-2034 (d)(f)............   BBB-              424
    500     Capital One Bank, 8.25%, 6-15-2005..........................   BBB-              523
  1,000     CNA Financial Corp., 7.25%, 11-15-2023......................   BBB-            1,016
  1,000     EOP Operating L.P., 7.50%, 4-19-2029........................   BBB+            1,072
  1,000     ERAC USA Finance Co., 8.00%, 1-15-2011 (f)..................   BBB+            1,172
  3,000     Farmers Exchange Capital, 7.20%, 7-15-2048 (f)..............   BBB+            2,907
  2,650     General Motors Acceptance Corp., 8.00%, 11-1-2031...........   BBB             2,691
    500     Household Finance Corp., 7.00%, 5-15-2012...................   A                 557
    250     Liberty Mutual Group, 7.00%, 3-15-2034 (f)..................   BBB               247
  1,000     Mony Group, Inc., 8.35%, 3-15-2010..........................   A               1,174
  1,000     ReliaStar Financial Corp., 8.00%, 10-30-2006................   A+              1,104
  1,000     Spieker Properties, Inc., 7.50%, 10-1-2027..................   BBB+            1,081
  1,000     Travelers Property Casualty Corp., 7.75%, 4-15-2026.........   BBB+            1,157
                                                                                         -------
                                                                                          15,846
                                                                                         -------
            SERVICES - 10.6%
  1,000     Belo Corp., 7.25%, 9-15-2027................................   BBB-            1,068
    750     Clear Channel Communications, Inc., 7.65%, 9-15-2010........   BBB-              848
  1,000     Comcast Cable Communications, Inc., 8.50%, 5-1-2027.........   BBB             1,227
  1,000     Cox Enterprises, Inc., 8.00%, 2-15-2007 (f).................   BBB             1,103
    750     Electronic Data Systems Corp., 7.45%, 10-15-2029............   BBB-              711
  1,000     FedEx Corp., 7.84%, Ser 1996-B2 1-30-2018...................   BBB+            1,068
  1,000     Hearst-Argyle Television, Inc., 7.00%, 1-15-2018............   BBB-            1,093
    750     Hilton Hotels Corp., 8.25%, 2-15-2011.......................   BBB-              847
  1,500     News America Holdings, Inc., 8.875%, 4-26-2023..............   BBB-            1,886

2
The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
 $  500     USA Networks, Inc., 6.75%, 11-15-2005.......................   BBB-          $   519
    500     USA Waste Management, Inc., 7.125%, 12-15-2017..............   BBB               548
                                                                                         -------
                                                                                          10,918
                                                                                         -------
            TECHNOLOGY - 13.2%
  1,750     AT&T Corp., 8.75%, 11-15-2031...............................   BBB             1,742
  1,500     AT&T Wireless Services, Inc., 8.75%, 3-1-2031...............   BBB             1,867
  1,130     Computer Associates International, Inc., 6.375%, Ser B
            4-15-2005...................................................   BBB-            1,160
    500     Cox Communications, Inc., 6.80%, 8-1-2028...................   BBB               508
  1,000     Raytheon Co., 7.20%, 8-15-2027..............................   BBB-            1,102
    270     Rogers Cable, Inc., 6.25%, 6-15-2013 (d)....................   BBB-              260
    250     Sprint Capital Corp., 6.00%, 1-15-2007......................   BBB-              263
  1,500     Sprint Capital Corp., 6.875%, 11-15-2028....................   BBB-            1,493
  1,500     Tele-Communications, Inc., 9.80%, 2-1-2012..................   BBB             1,898
    400     TELUS Corp., 8.00%, 6-1-2011 (d)............................   BBB               457
    700     Time Warner Companies, Inc., 6.625%, 5-15-2029..............   BBB+              691
  1,800     Time Warner Entertainment Co. L.P., 8.375%, 7-15-2033.......   BBB+            2,129
     @@     VoiceStream Wireless Corp., 10.375%, 11-15-2009 (e).........   BBB+               @@
     @@     VoiceStream Wireless Corp., (Baby Bonds) 10.375%, 11-15-2009
            (e).........................................................   BBB+               @@
                                                                                         -------
                                                                                          13,570
                                                                                         -------
            TRANSPORTATION - 1.2%
  1,000     Norfolk Southern Corp., 8.625%, 5-15-2010...................   BBB             1,196
                                                                                         -------
            UTILITIES - 4.2%
  1,000     American Electric Power Co., Inc., 6.125%, Ser A
            5-15-2006...................................................   BBB             1,050
  1,000     CMS Panhandle Holding Co., 7.00%, 7-15-2029.................   BBB             1,008
    750     FirstEnergy Corp., 6.45%, Ser B 11-15-2011..................   Baa3*             793
  1,400     TXU Corp., 6.375%, Ser J 6-15-2006..........................   BBB-            1,475
                                                                                         -------
                                                                                           4,326
                                                                                         -------
            TOTAL CORPORATE BONDS: INVESTMENT GRADE (COST $61,215)......                 $70,842
                                                                                         =======

CORPORATE BONDS: NON-INVESTMENT GRADE - 25.9%
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            BASIC MATERIALS - 3.0%
 $1,000     Abitibi-Consolidated, Inc., 8.85%, 8-1-2030 (d).............   BB            $   979
    750     Equistar Chemicals L.P., 10.125%, 9-1-2008..................   B+                822
    500     Hercules, Inc., 11.125%, 11-15-2007.........................   BB-               585
    235     Nova Chemicals Corp., 7.00%, 5-15-2006 (d)..................   BB+               244
    250     Stone Container Corp., 9.75%, 2-1-2011......................   B                 276
    163     United States Steel LLC, 10.75%, 8-1-2008...................   BB-               189
                                                                                         -------
                                                                                           3,095
                                                                                         -------
            CAPITAL GOODS - 0.2%
    200     Jorgensen (Earle M.) Co., 9.75%, 6-1-2012...................   B-                221
                                                                                         -------
            CONSUMER CYCLICAL - 1.9%
    500     Delhaize America, Inc., 9.00%, 4-15-2031....................   BB+               562
    120     Dillard's, Inc., 6.625%, 1-15-2018..........................   BB                108
     85     Dillard's, Inc., 7.13%, 8-1-2018............................   BB                 79
    225     Navistar International Corp., 9.375%, Ser B 6-1-2006........   BB-               242
  1,000     Toys R Us, Inc., 7.375%, 10-15-2018.........................   BB                950
                                                                                         -------
                                                                                           1,941
                                                                                         -------
            ENERGY - 1.5%
    500     Williams Companies, Inc., 7.125%, 9-1-2011..................   B+                520
  1,000     Williams Companies, Inc., 7.625%, 7-15-2019.................   B+              1,010
                                                                                         -------
                                                                                           1,530
                                                                                         -------
            FINANCE - 0.8%
    100     IPC Acquisition Corp., 11.50%, 12-15-2009...................   B-                110
    750     Qwest Capital Funding, Inc., 6.50%, 11-15-2018..............   B                 555
    115     Western Financial Bank, 9.625%, 5-15-2012...................   BB-               126
                                                                                         -------
                                                                                             791
                                                                                         -------
            HEALTH CARE - 1.6%
    540     Select Medical Corp., 9.50%, 6-15-2009......................   B                 578
    925     Tenet Healthcare Corp., 5.00%, 7-1-2007.....................   B-                930
    150     United Surgical Partners International, Inc., 10.00%,
            12-15-2011..................................................   B                 170
                                                                                         -------
                                                                                           1,678
                                                                                         -------
            SERVICES - 4.9%
    250     Mandalay Resort Group, 7.625%, 7-15-2013....................   BB-               251
  1,000     MGM Mirage, Inc., 8.50%, 9-15-2010..........................   BB+             1,105

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2004
(000's Omitted)

CORPORATE BONDS: NON-INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
 $1,250     Park Place Entertainment Corp., 8.50%, 11-15-2006...........   BB+           $ 1,359
    750     Service Corp. International, 6.50%, 3-15-2008...............   BB                765
    650     Six Flags, Inc., 9.50%, 2-1-2009............................   B-                635
    750     Starwood Hotels & Resorts Worldwide, Inc., 7.375%,
            5-1-2007....................................................   BB+               791
    150     Stewart Enterprises, Inc., 10.75%, 7-1-2008.................   B+                167
                                                                                         -------
                                                                                           5,073
                                                                                         -------
            TECHNOLOGY - 7.8%
    675     Charter Communications Holdings LLC, 10.00%, 5-15-2011......   CCC-              506
    260     Charter Communications Holdings LLC, 8.25%, 4-1-2007........   CCC-              229
    500     Citizens Communications Co., 9.00%, 8-15-2031...............   BB+               490
    750     Dobson Communications Corp., 10.875%, 7-1-2010..............   CCC+              653
    500     EchoStar DBS Corp., 10.375%, 10-1-2007......................   BB-               531
    375     Hyperion Telecommunications, 12.25%, Ser B 9-1-2004
            (g)(j)......................................................   NR                247
    250     Level 3 Communications, Inc., 11.00%, 3-15-2008.............   CC                200
    595     Level 3 Communications, Inc., 11.25%, 3-15-2010.............   CC                437
    145     Level 3 Communications, Inc., 9.125%, 5-1-2008..............   CC                108
  1,500     Lucent Technologies, Inc., 6.45%, 3-15-2029.................   B               1,144
     87     Marconi Corp. plc, 8.00%, 4-30-2008 (d).....................   NR                 94
     99     MCI, Inc., 5.908%, 5-1-2007.................................   NR                 96
     99     MCI, Inc., 6.688%, 5-1-2009.................................   NR                 91
     85     MCI, Inc., 7.735%, 5-1-2014.................................   NR                 77
    310     Nextel Communications, Inc., 9.375%, 11-15-2009.............   BB                331
    650     Nortel Networks Corp., 6.875%, 9-1-2023 (d).................   B-                574
    650     Nortel Networks Ltd., 6.125%, 2-15-2006 (d).................   B-                649
    500     PanAmSat Corp., 6.875%, 1-15-2028...........................   BB+               410
    100     Qwest Corp., 6.875%, 9-15-2033..............................   BB-                83
  1,000     Rogers Cantel, Inc., 9.75%, 6-1-2016 (d)....................   BB+             1,132
                                                                                         -------
                                                                                           8,082
                                                                                         -------
            TRANSPORTATION - 1.3%
    170     CP Ships Ltd., 10.375%, 7-15-2012 (d).......................   BB+               195
  1,200     Delta Air Lines, Inc., 10.50%, 4-30-2016 (e)................   B-                725
    500     NWA Trust, 13.875%, Ser D 6-21-2008.........................   Ba3*              410
                                                                                         -------
                                                                                           1,330
                                                                                         -------
            UTILITIES - 2.8%
    115     Calpine Corp., 7.875%, 4-1-2008.............................   CCC+               71
    310     Calpine Corp., 8.50%, 2-15-2011.............................   CCC+              194
  1,000     El Paso Corp., 8.05%, 10-15-2030............................   Caa1*             823
    720     Sierra Pacific Power Co., 8.00%, Ser A 6-1-2008.............   BB                774
  1,000     TECO Energy, Inc., 7.20%, 5-1-2011..........................   BB              1,027
                                                                                         -------
                                                                                           2,889
                                                                                         -------
            TOTAL CORPORATE BONDS: NON-INVESTMENT GRADE (COST
            $25,978)....................................................                 $26,630
                                                                                         =======

U.S. GOVERNMENT AND AGENCIES SECURITIES - 1.8%
--------------------------------------------------------------------------------

PRINCIPAL                                                                   Market
 AMOUNT                                                                    Value(c)
---------                                                                  --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
 $   23     9.00% 2022..................................................   $    26
     42     10.50% 2017.................................................        48
     28     11.25% 2010.................................................        31
     19     11.50% 2015.................................................        22
     37     11.75% 2010.................................................        41
                                                                           -------
                                                                               168
                                                                           -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.4%
    157     8.00% 2024-2025.............................................       172
     97     10.50% 2017-2020............................................       108
     98     11.00% 2011-2018............................................       111
     17     12.00% 2014.................................................        19
     29     12.50% 2015.................................................        33
                                                                           -------
                                                                               443
                                                                           -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.2%
    136     9.00% 2021..................................................       153
     81     9.50% 2020..................................................        91
                                                                           -------
                                                                               244
                                                                           -------
            U.S. TREASURY SECURITIES - 1.0%
    760     4.25% 2010 (i)..............................................       981
                                                                           -------
            TOTAL U.S. GOVERNMENT AND AGENCIES SECURITIES (COST
            $1,770).....................................................   $ 1,836
                                                                           =======

4
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2004
(000's Omitted)

COMMON STOCK - 0.5%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         CONSUMER CYCLICAL - 0.0%
    1    Hosiery Corp. of America, Inc., Class A (a)(e)(g)...........   $     @@
                                                                        --------
         TECHNOLOGY - 0.5%
    1    AboveNet, Inc. (a)(e)(g)....................................         35
    1    AboveNet, Inc. (Warrants) (a)(e)(g).........................          5
    1    AboveNet, Inc. (Warrants) (a)(e)(g).........................          5
    2    Global Crossing Ltd. (a)(d).................................         29
   13    MCI, Inc. (with rights) (a).................................        197
    7    McLeod USA, Inc. (Warrants) (a).............................          1
    1    Minorplanet Systems USA, Inc. (Warrants) (a)(e)(g)..........         @@
    5    NTL, Inc. (with rights) (a).................................        262
                                                                        --------
         TOTAL COMMON STOCK (COST $440)..............................   $    534
                                                                        ========

PREFERRED STOCKS - 0.0%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         TECHNOLOGY - 0.0%
    3    McLeod USA, Inc. Conv. Pfd. 2.50% Ser A 4-18-2012 (a).......   $      7
                                                                        --------
         TOTAL PREFERRED STOCKS (COST $21)...........................   $      7
                                                                        --------
         TOTAL INVESTMENTS IN SECURITIES (COST $90,313) (b)..........   $100,662
                                                                        ========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
Ratings in effect at July 31, 2004.
(a) Presently non-income producing.
(b) At July 31, 2004, the cost of securities for federal income tax purposes was $90,371 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation.....................................  $12,172
    Unrealized depreciation.....................................   (1,881)
                                                                  -------
    Net unrealized appreciation.................................  $10,291
                                                                  -------

(c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
(d) Market value of investments in foreign securities represents 5.65% of total net assets as of July 31, 2004.
(e) The following securities are considered illiquid:

YEAR ACQUIRED    SHARES/PAR   SECURITY                                                       COST BASIS
-------------    ----------   --------                                                       ----------
     1996          1,200      Delta Air Lines, Inc. due 2016..............................     $1,405
     1994              1      Hosiery Corp. of America, Inc. Class A -- 144A..............          8
     1998              1      Minorplanet Systems USA, Inc. (Warrants) -- 144A............          5
     1998             @@      VoiceStream Wireless Corp., due 2009........................          1
     2001             @@      VoiceStream Wireless Corp., due 2009........................         @@
     2004              1      AboveNet, Inc. (Warrants)...................................         @@
     2004              1      AboveNet, Inc. (Warrants)...................................         @@
     2004              1      AboveNet, Inc...............................................         43

The aggregate value of these securities at July 31, 2004, was $770 which represents 0.75% of total net assets.

(f) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $6,713, which represents 6.52% of total net assets.
(g) Securities are valued at fair value under guidelines established and approved by the Board of Directors. Total fair valued securities had a value of $292, which represents 0.28% of total net assets at July 31, 2004. See
    Note 2b of accompanying Notes to Financial Statements.
(h) Variable Rate Securities; the yield reported is the rate in effect as of July 31, 2004.
(i) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(j) Debt security in default due to bankruptcy.

 @@   Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.
 * Moody's Rating.
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Assets and Liabilities
July 31, 2004
(000's Omitted)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the accompanying schedule, at market (cost $90,313) (Note 2).............  $100,662
  Cash on deposit with custodian............................       209
  Receivables:
    Investment securities sold..............................       943
    Interest and dividends..................................     1,806
  Other receivables.........................................        12
                                                              --------
TOTAL ASSETS................................................   103,632
                                                              --------
LIABILITIES
  Dividend payable ($0.046 per share).......................       597
  Payable for investment advisory and management fees (Note
    3)......................................................         6
  Accounts payable and accrued expenses.....................        36
                                                              --------
TOTAL LIABILITIES...........................................       639
                                                              --------
NET ASSETS..................................................  $102,993
                                                              ========
COMPOSITION OF NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 15,000 shares; 12,986 shares
    outstanding.............................................   118,024
  Unrealized appreciation of investments....................    10,349
  Distributions in excess of net investment income..........      (160)
  Accumulated net realized loss from sale of investments....   (25,220)
                                                              --------
TOTAL NET ASSETS............................................  $102,993
                                                              ========
NET ASSET VALUE PER SHARE...................................  $   7.93
                                                              ========

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Operations
For the year ended July 31, 2004
(000's Omitted)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest income...........................................  $ 8,240
                                                              -------
EXPENSES:
  Investment advisory and management fees (Note 3)..........      633
  Legal and auditing fees...................................       91
  Custodian fees............................................        5
  Shareholders' notices and reports.........................       92
  Directors' fees and expenses..............................        1
  Exchange listing fees.....................................       25
  Other.....................................................       10
                                                              -------
  Total expenses............................................      857
                                                              -------
  Fees paid indirectly (Note 3).............................       (4)
                                                              -------
  Total net expenses........................................      853
                                                              -------
NET INVESTMENT INCOME.......................................    7,387
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments..........................   (1,738)
  Net change in unrealized appreciation of investments......    5,413
                                                              -------
NET GAIN ON INVESTMENTS.....................................    3,675
                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $11,062
                                                              =======

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Changes in Net Assets
(000's Omitted)

--------------------------------------------------------------------------------

                                                              For the Year Ended   For the Year Ended
                                                                July 31, 2004        July 31, 2003
                                                              ------------------   ------------------
OPERATIONS:
  Net investment income.....................................       $  7,387             $ 7,519
  Net realized loss on investments..........................         (1,738)             (6,297)
  Net change in unrealized appreciation of investments......          5,413              19,151
                                                                   --------             -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         11,062              20,373
                                                                   --------             -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................         (7,173)             (7,751)
                                                                   --------             -------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from 7 and 92 shares issued as a result of
    reinvested dividends, respectively......................             59                 651
                                                                   --------             -------
TOTAL INCREASE IN NET ASSETS................................          3,948              13,273
NET ASSETS:
  Beginning of year.........................................         99,045              85,772
                                                                   --------             -------
  End of year...............................................       $102,993             $99,045
                                                                   ========             =======
Distributions in excess of net investment income............       $   (160)            $  (314)
                                                                   ========             =======

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
July 31, 2004
($000's Omitted)

--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Income Shares Fund, Inc. (formerly Fortis Securities, Inc.), ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

  INDEMNIFICATIONS: Under the fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, the fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the fund, which are in accordance with U.S. generally accepted accounting principles:

  (a) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income including level-yield amortization of premium and discount is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the year ended July 31, 2004, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows.

   Cost of purchases excluding U.S. Government
     obligations:                                   $ 9,607
   Sales proceeds excluding U.S. Government
     obligations:                                   $10,829
   Cost of purchases for U.S. Government
     obligations:                                   $ 3,919
   Sales proceeds for U.S. Government obligations:  $ 2,995

  (b) SECURITY VALUATION -- Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

  Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ National Market System, the fund utilizes the NASDAQ Official Closing Price, which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. The difference between cost and market value for debt and equity securities is recorded on the Statement of Operations and accumulated in net assets.

  The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prices from the independent pricing service.

  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

  (c) REPURCHASE AGREEMENTS -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by the fund's custodian in book entry form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the fund's custodian, State Street Bank. As of July 31, 2004, the fund had no outstanding repurchase agreements.

  (d) CREDIT RISK -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

  (e) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 2004, the fund had no outstanding when-issued or forward commitments.

  (f) FEDERAL INCOME TAXES -- For federal income tax purposes, the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

  Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
July 31, 2004
($000's Omitted)

--------------------------------------------------------------------------------

  On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, mainly attributable to expiration of capital loss carryovers, paid-in-capital has been decreased by $6,984, distributions in excess of net investment income was decreased by $60, and accumulated net realized loss was increased by $7,044.

  The tax character of distributions paid for the year ended July 31, 2004 and 2003, was ordinary income in the amounts of $7,173 and $7,751, respectively.

  As of July 31, 2004, the components of distributable earnings (deficit) on a tax basis are as follows:

                                                  July 31,
                                                    2004
                                                  --------
  Undistributed ordinary income.................  $    454
  Accumulated gain(loss)........................   (25,162)
  Unrealized appreciation (depreciation)........    10,291
                                                  --------
  Total distributable earnings (deficit)........  $(14,417)
                                                  --------

  The difference between book-basis and tax-basis unrealized appreciation is attributable to tax deferral of wash sales and differing treatments for the interest accrual on defaulted securities.

  For federal income tax purposes, the fund had capital loss carryovers of $23,203 at July 31, 2004, which, if not offset by subsequent capital gains, will expire in 2005 through 2012, as follows:

  Carryover                                    Year Expires
  ---------                                    ------------
  $ 287......................................      2005
    993......................................      2007
   5,416.....................................      2008
   5,061.....................................      2009
   4,710.....................................      2010
   1,710.....................................      2011
   5,026.....................................      2012

  The fund elected to defer its realized capital losses for the period subsequent to October 31 in the amount of $1,959. These losses will be recognized on the first day of the next fiscal year.

  (g) RESTRICTED SECURITIES -- At July 31, 2004, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 2004, was $770, which represents 0.75% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included in the 15% limitation specified above.

  (h) DIVIDEND REINVESTMENT PLAN -- A shareholder may choose to have his or her dividends and capital gains distributions reinvested in additional whole or fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

  Shareholders will automatically receive their dividends and capital gains distributions in cash, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (See page 13). Notice to initiate or to terminate this plan must be received by Hartford Administrative Services 15 days prior to the dividend date for which it is to become effective.

  (i) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. EXPENSES:

   (a) PAYMENTS TO RELATED PARTIES -- Hartford Investment Financial Services LLC, ("HIFSCO") is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

  As adviser for the fund, HIFSCO has retained Hartford Investment Management Company ("Hartford Investment") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the fund's Board of Directors. Pursuant to the sub-advisory agreement, Hartford Investment will regularly provide the fund with investment research, advice and supervision and furnish an investment program consistent with the fund's investment objectives and policies, including the purchase, retention and disposition of securities.

  The Hartford Financial Services Group, Inc. ("The Hartford") and its subsidiaries provide facilities and office equipment and perform certain services for the fund, including fund accounting and financial reporting. Certain officers of the fund are directors and/or officers of HIFSCO, Hartford Investment and /or The Hartford or its subsidiaries. No officer of the fund receives any compensation directly from the fund. Hartford Administrative Services Company ("HASCO") a wholly owned subsidiary of The Hartford, provides transfer agent services to the fund.

  (b) EXPENSE OFFSET -- The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended July 31, 2004, the custodian fee offset arrangement reduced expenses by $4. The total expense reduction represents an effective annual rate of 0.004% of the fund's average total net assets. This amount is included on the fees paid indirectly line of the Statement of Operations.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
July 31, 2004
($000's Omitted)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                              --------             Year Ended July 31,
                                                              -------------------------------------------------------------
                                                                2004           2003        2002        2001@@        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................  $   7.63        $  6.66     $  7.95     $   8.17     $   8.60
                                                              --------        -------     -------     --------     --------
Operations:
  Investment income - net...................................       .56            .58         .64          .67          .70
  Net realized and unrealized gain (loss) on investments....       .29            .99       (1.29)        (.20)        (.44)
                                                              --------        -------     -------     --------     --------
Total from operations.......................................       .85           1.57        (.65)         .47          .26
                                                              --------        -------     -------     --------     --------
Distributions to shareholders:
  From investment income - net..............................      (.55)          (.60)       (.64)        (.69)        (.69)
                                                              --------        -------     -------     --------     --------
Net asset value, end of year................................  $   7.93        $  7.63     $  6.66     $   7.95     $   8.17
                                                              --------        -------     -------     --------     --------
Per-share market value, end of year.........................  $   7.33        $  6.99     $  6.80     $   7.94     $   7.63
Total investment return, market value @.....................     12.75%         11.63%      (6.72%)      13.55%       (1.59%)
Total investment return, net asset value @@.................     11.69%         24.36%      (8.75%)       6.18%        4.10%
Net Assets end of year (000s omitted).......................  $102,993        $99,045     $85,772     $101,319     $103,464
Ratio of gross expenses to average monthly net assets.......       .82%           .86%        .80%         .77%         .77%
Ratio of net expenses to average monthly net assets.........       .82%           .86%        .80%         .77%         .77%
Ratio of net investment income to average monthly net
  assets....................................................      7.05%          7.93%       8.45%        8.38%        8.42%
Portfolio turnover rate.....................................        13%            34%         23%          57%          65%

@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Effective April 2, 2001, the investment adviser was changed from Fortis Advisers, Inc. to Hartford Investment Financial Services, LLC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE HARTFORD INCOME SHARES FUND, INC.

We have audited the accompanying statement of assets and liabilities of The Hartford Income Shares Fund, Inc. (the Fund), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended and changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through July 31, 2002, were audited by other auditors whose report dated September 6, 2002, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of The Hartford Income Shares Fund, Inc. at July 31, 2004, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                             -s- Ernst & Young LLP

Minneapolis, Minnesota
August 27, 2004

DIRECTORS AND OFFICERS (UNAUDITED)

The Board of Directors is responsible for protecting the interests of shareholders and overseeing the management of the fund. The Board may exercise all powers of the fund, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the fund pursuant to the Investment Company Act of 1940. Each officer and two of the fund's directors, as noted in the chart below, are "interested" persons of the fund. Except for Mr. Znamierowski, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 76 funds. Mr. Znamierowski oversees 58 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o The Hartford Income Shares Fund, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Mr. Beltz may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the fund and date first elected or appointed, principal occupation, and, for directors, other directorships held.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the Atlantic Whitehall Funds and The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

WINIFRED E. COLEMAN (age 71) Director since 2002
     Ms. Coleman has served as President of Cashel House, Ltd. (retail) since 1985, and President of Saint Joseph College from 1991 through 2004.

ROBERT M. GAVIN, JR. (age 64) Director since 1986, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2002, Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

PHILLIP O. PETERSON (age 59) Director since 2000, Chairman of the Audit
Committee
     Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

MILLARD H. PRYOR, JR. (age 71) Director 2002, Lead Director since 2004
     Mr. Pryor has served as Managing Director of Pryor & Clark Company (real estate investment), Hartford, Connecticut, since June 1992. Mr. Pryor is a Director of Infodata Systems, Inc. (software company) and CompuDyne Corporation (security products and services).

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002, Chairman of the Board
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford.

LOWNDES A. SMITH (age 65) Director since 2002
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountain Insurance Group since November 2003.

OTHER OFFICERS

DAVID M. ZNAMIEROWSKI (age 44) President since 2001
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment") and Executive Vice President and Chief Investment Officer of Hartford Life Insurance Company, HIFSCO, HL Advisors and The Hartford.

ROBERT W. BELTZ, JR. (age 55) Vice President, 1993
     Mr. Beltz currently serves as Vice President, Securities Operations of Hartford Administrative Services Company ("HASCO"). Since December 2001, he has served as Assistant Vice President of Hartford Life Insurance Company.

KEVIN J. CARR (age 50) Vice President and Secretary, 2001
     Mr. Carr has served as The Hartford's Assistant General Counsel since 1999, and previously served as Counsel (1996-1999) and Associate Counsel (1995-1996). Mr. Carr is also Vice President and Assistant Secretary of HL Advisors and HIFSCO and Assistant Secretary of Hartford Investment.

WILLIAM H. DAVISON, JR. (age 47) Vice President, 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President, Controller and Treasurer, 1993
     Ms. Fagely has been a Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO. Since December 2001, she has served as Assistant Vice President of Hartford Life Insurance Company. In addition, she is Controller of HIFSCO.

BRUCE FERRIS (age 48) Vice President, 2002
     Mr. Ferris serves as Senior Vice President and a Director of Sales and Marketing in the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member of HL Advisors.

MARY JANE FORTIN (age 40) Vice President, 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life. She joined Hartford Life in 1997.

GEORGE R. JAY (age 52) Vice President, 2001
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company and as Director of Broker-Dealer Compliance.

STEPHEN T. JOYCE (age 45) Vice President, 2001
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Products Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President, 2001
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors. He joined The Hartford in 1995.

JOHN C. WALTERS (age 42) Vice President, 2001
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

INVESTMENT ADVISER                             Hartford Investment Financial Services, LLC
                                               P.O. Box 1744, Hartford, CT 06144-1744
DIVIDEND DISBURSING AGENT                      Hartford Administrative Services Company
                                               P.O. Box 64387, St. Paul, MN 55164
REGISTRAR                                      Wells Fargo Bank, N.A.
                                               Minneapolis, Minnesota
CUSTODIAN                                      State Street Bank and Trust Company
                                               Boston, Massachusetts
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  Ernst & Young LLP
                                               Minneapolis, Minnesota

MARKET PRICE    The Hartford Income Shares Fund, Inc. is listed on
                the New York Stock Exchange with the Ticker symbol
                "HSF". The market price is carried daily in the financial pages of most newspapers and carried on Monday in the "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name "HrtfrdIncoFd".

                                    UNDERWRITTEN AND DISTRIBUTED THROUGH
                                    Hartford Investment Financial Services, LLC
                                    200 Hopmeadow Street
                                    Simsbury, CT 06070


                                    INVESTMENT MANAGER
                                    Hartford Investment Financial Services, LLC
                                    200 Hopmeadow Street
                                    Simsbury, CT 06070

                                    INVESTMENT SUB-ADVISER
                                    Hartford Investment Management Company
                                    55 Farmington Avenue
                                    Hartford, CT 06105

--------------------------------------------------------------------------------

THE HARTFORD INCOME SHARES FUND, INC.
P.O. Box 64387                                                    PRESORTED
St. Paul, MN 55164-0387                                            STANDARD
                                                               U.S. POSTAGE PAID
                                                                FARMINGDALE, NY
                                                                 PERMIT NO.225


                        [THE HARTFORD MUTUAL FUNDS LOGO]

HTFDINC-8-04        Printed in U.S.A.(c)2004 The Hartford, Hartford, CT 06115

ITEM 2. CODE OF ETHICS.

      Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, principal financial officer, and controller, which is attached as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Directors of the Registrant has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent director.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      The information required by this item is incorporated by reference from Registrant's definitive proxy statement which involves the election of directors and which will be filed within 120 days after the end of Registrant's fiscal year.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Registrant has a separately designated standing Audit Committee comprised of all independent directors and the Board of Directors. The members of the Audit Committee are listed below.

      Lynn S. Birdsong
      Winifred E. Coleman
      Robert M. Gavin
      Duane E. Hill
      Phillip O. Peterson
      Millard H. Pryor Jr.

ITEM 6. SCHEDULE OF INVESTMENTS

      The Schedule of Investments is included as part of the annual report filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Registrant has delegated the authority to vote proxies to Hartford Investment Management Company, Registrant's sub-adviser. The policies of Hartford Investment Management Company are attached as an exhibit.

ITEM 8, PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

INCOME SHARES FUND

               Total       Average       Shares purchased    Maximum number of
               SHARES     Price Paid    as part of public    of shares that may
 Period      PURCHASED    per share       announced plan      yet be purchased
---------    ---------   -----------    -----------------    ------------------
8/1/2003       13,352       7.1148              0                   0

9/2/2003       13,129       7.2357              0                   0

10/2/2003      12,714        7.472              0                   0

11/3/2003      12,508        7.595              0                   0

12/1/2003      12,325       7.7073              0                   0

1/2/2004       12,257       7.7505              0                   0

2/2/2004       11,930       7.8787              0                   0

3/1/2004       11,868       7.9203              0                   0

4/1/2004       11,414       8.0596              0                   0

5/3/2004       12,877       7.1445              0                   0

6/1/2004       12,275       7.4949              0                   0

7/7/2004       12,425        7.404              0                   0
              -------                          ---                 ---
  Total       149,074                           0                   0

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      The Nominating Committee of the Board of Directors of the Fund has adopted the following policy.

      The Nominating Committee of the Board of Directors will consider nominees for non-interested director recommended by shareholders if a vacancy among the non-interested directors occurs and if the nominee meets the Committee's criteria. Shareholders wishing to submit recommendations for nominees must send a letter to the chairperson of the Nominating Committee, in care of the Secretary of the applicable Company at 55 Farmington Avenue, 11th Floor, Hartford, CT 06105, and must include, at a minimum: (i) the shareholder's contact information; (ii) the nominee's contact information, the nominee's resume or curriculum vitae, and the number of applicable Fund shares owned by the proposed nominee; (iii) a statement as to whether the nominee is an "interested person" of the applicable Fund as defined in Section 2(a)(19) of the 1940 Act, and appropriate documentation to support the statement; (iv) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (v) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund's proxy statement, if so designated by the Nominating Committee and the Fund's Board of Directors. A shareholder nominee recommendation must be received by the Nominating Committee within a reasonable time period prior to the proxy submission. A shareholder or shareholder group may not submit for consideration a nominee whom the Nominating Committee has previously considered. Candidates submitted by shareholders are evaluated according to the same criteria as other non-interested director candidates.

      Care is given to insure that the individual members of the Board bring to their deliberations education, work and personal experiences that would improve the value provided to the shareholders. The following criteria for nominees should be considered as a minimum requirement for consideration as a non-interested director:

- Fifteen (15) years business or academic experience in a management, administrative, or other oversight capacity;

-     College degree or business experience equivalent to a college degree;

- At least one non-interested director should have an investment background and at least one director should have a financial/accounting background;

- Personal accomplishments that would provide ready acceptance by shareholders that the individual was capable of representing their interests;

-     An ability to invest in Hartford funds;

- A person able to think through and discuss complicated regulatory and financial issues and arrive at reasonable decisions on these issues on behalf of the shareholders;

-     A person of high ethical standards;

-     Must meet minimum standards set out in the Fund's audit committee charter;
      and

- Must be "financially literate" as that term is defined under New York Stock Exchange rules. For these purposes, this means the ability to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. Directors who have limited familiarity with finance can achieve such "literacy" through Fund-sponsored training programs.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

      (b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      11(a)(1) Code of Ethics

        (a)(2) Proxy Voting Policy

        (a)(3) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

        (b)    Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          THE HARTFORD INCOME SHARES FUND, INC.

Date: September 9, 2004                   By: /s/ David M. Znamierowski
                                              -------------------------------
                                              David M. Znamierowski
                                              Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 9, 2004                   By:/s/ David M. Znamierowski
                                             --------------------------------
                                             David M. Znamierowski
                                             Its: President

Date: September 9, 2004                   By:/s/ Tamara L. Fagely
                                             --------------------------------
                                             Tamara L. Fagely
                                             Its: Vice President, Controller
                                             and Treasurer

                                  EXHIBIT LIST

             11(a)(1) Code of Ethics

             11(a)(2) Proxy Voting Policy

99.CERT      11(a)(3) Certifications

                   (i) Section 302 certification of principal executive officer

                  (ii) Section 302 certification of principal financial officer

99.906CERT   11(b) Section 906 certification of principal executive officer and principal financial officer